Shareholder Report	6 Months Ended		11 Months Ended
	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding	Jul. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		AMERICAN BEACON SELECT FUNDS
Entity Central Index Key		0001096012
Entity Investment Company Type		N-1A
Document Period End Date		Jul. 31, 2024
C000243995
Shareholder Report [Line Items]
Fund Name		AHL Trend ETF
Trading Symbol		AHLT
Security Exchange Name		NYSE
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about American Beacon AHL Trend ETF for the period of February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number		800-658-5811
Additional Information Website		www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AHL Trend ETF	$49	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 8.41% (based on NAV) and 8.88% (based on market price) for the six months ended July 31, 2024, compared to the S&P 500® Index TR return of 14.77% and return of .

• The investment strategy of the Fund’s sub-advisor is designed to capitalize on price trends in a broad range of global markets across multiple asset classes.

• Overall, the market environment over the six-month period was conducive to the sub-advisor’s trend following strategy led by a continued rally in equities despite uncertainties surrounding interest rate cuts in 2024 and geopolitical instability in the Middle East and a snap election in France.

• Positions in Equities and Commodities were the top contributors.

• Positions in Fixed Income and Currencies detracted from performance.

Performance Past Does Not Indicate Future [Text]		Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	AHLT (NAV)	S&P 500® Index TR
8/30/2023	$10,000	$10,000
8/31/2023	$10,036	$10,026
9/30/2023	$10,636	$9,548
10/31/2023	$10,708	$9,347
11/30/2023	$9,712	$10,201
12/31/2023	$9,598	$10,665
1/31/2024	$9,542	$10,844
2/29/2024	$10,156	$11,423
3/31/2024	$10,501	$11,790
4/30/2024	$10,904	$11,309
5/31/2024	$11,046	$11,870
6/30/2024	$10,834	$12,295
7/31/2024	$10,389	$12,445

Average Annual Return [Table Text Block]
	6 Months	Since Inception (8/30/23)
AHLT (NAV) Footnote Reference1	8.41%	3.70%
AHLT (Market) Footnote Reference1	8.88%	3.89%
S&P 500® Index TR	14.77%	24.45%

Performance Inception Date			Aug. 30, 2023
No Deduction of Taxes [Text Block]		The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]		The S&P 500 Index TR is replacing the ICE BofA US 3-Month Treasury Bill Index since the last Shareholder Report to comply with a new regulatory requirement.
AssetsNet	$ 40,173,576	$ 40,173,576	$ 40,173,576
Holdings Count | Holding	10	10	10
Advisory Fees Paid, Amount		$ 179,173
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$40,173,576
# of Portfolio Holdings	10
Total Management Fees Paid	$179,173

Holdings [Text Block]

Asset Class Exposure % of VaR*

Value	Value
Stocks	40.2
Commodities	28.4
Currencies	23.9
Bonds and Rates	7.5

Largest Holdings [Text Block]

Top Active Exposures by Asset Class % of VaR*

Commodities		% of VaR
Gold	Long	15.3
Crude Oil	Long	6.7
Silver	Long	5.9
Copper	Long	0.5
Currencies		% of VaR
UK Sterling/US Dollar	Long	7.7
Canadian Dollar/US Dollar	Short	5.5
Japanese Yen/US Dollar	Short	5.0
New Zealand/US Dollar	Short	2.5
Australian Dollar/US Dollar	Short	2.0
Equities		% of VaR
S&P 500 Index	Long	11.6
NASDAQ 100 Index	Long	6.5
Tokyo Stock Exchange Index	Long	5.1
Russell 2000 Index	Long	5.0
DAX Index	Long	4.6
Fixed Income		% of VaR
Euro-BOBL	Short	3.6
Euro-BUND	Short	2.0
US Treasuries	Long	1.1
Gilts	Short	0.7

Material Fund Change [Text Block]
C000247981
Shareholder Report [Line Items]
Fund Name	GLG Natural Resources ETF
Trading Symbol	MGNR
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about American Beacon GLG Natural Resources ETF for the period of February 5, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.americanbeaconfunds.com/literature. You can also request this information by contacting us at 800-658-5811.
Additional Information Phone Number	800-658-5811
Additional Information Website	www.americanbeaconfunds.com/literature
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
GLG Natural Resources ETF	$40	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized expenses are based on a fiscal period of less than six months, so costs for a full period would be higher.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

The ETF returned 17.92% (based on NAV) and 18.08% (based on market price) for the six months ended July 31, 2024, compared to the S&P 500® Index TR return of 12.14% and S&P Global Natural Resources Index return of 8.39%.

• The market had positive returns over the period as demand for metals such as gold and copper rose and merger and acquisitions activity increased in the containers & packaging industry.

• The Fund benefitted from security selection in the metals & mining industry and the electrical equipment industry, benefiting from rising metals prices and continued global investment in electrical grids.

• An allocation to the out-of-benchmark construction materials industry detracted from performance.

Performance Past Does Not Indicate Future [Text]	Performance shown is historical and is not indicative of future returns.
Line Graph [Table Text Block]
	MGNR (NAV)	S&P 500® Index TR	S&P Global Natural Resources Index
2/5/2024	$10,000	$10,000	$10,000
02/2024	$10,184	$10,293	$10,213
03/2024	$11,356	$10,624	$11,063
04/2024	$11,855	$10,190	$11,058
05/2024	$12,754	$10,695	$11,364
06/2024	$11,903	$11,079	$10,867
07/2024	$11,808	$11,214	$11,018

Average Annual Return [Table Text Block]
Since Inception (2/5/24)
MGNR (NAV) Footnote Reference1	17.92%
MGNR (Market) Footnote Reference1	18.08%
S&P 500® Index TR	12.14%
S&P Global Natural Resources Index	8.39%

Performance Inception Date	Feb. 05, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 63,111,075	$ 63,111,075	$ 63,111,075
Holdings Count | Holding	43	43	43
Advisory Fees Paid, Amount	$ 150,930
InvestmentCompanyPortfolioTurnover	96.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$63,111,075
# of Portfolio Holdings	43
Portfolio Turnover Rate	96%
Total Management Fees Paid	$150,930

Holdings [Text Block]

Asset Allocation - % Investments

Value	Value
Common Stocks	55.2
Foreign Common Stocks	44.8

Largest Holdings [Text Block]

 Top Ten Holdings - % Net Assets

Targa Resources Corp.	4.7
Kinross Gold Corp.	4.6
Methanex Corp.	4.5
Permian Resources Corp.	4.4
Diamondback Energy, Inc.	4.1
Darling Ingredients, Inc.	4.0
Siemens Energy AG	3.9
Anglogold Ashanti PLC	3.9
Occidental Petroleum Corp.	3.7
Teck Resources Ltd.	3.6

Material Fund Change [Text Block]